787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

November 22, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason ClearBridge Diversified Large Cap Growth Fund, a series of Legg Mason Partners Equity Trust

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated November 14, 2011, to the Prospectus, dated February 28, 2011, for Legg Mason ClearBridge Diversified Large Cap Growth Fund. The purpose of the filing is to submit the 497(e) filing dated November 14, 2011 in XBRL for the Fund.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Harris C. Goldblat, Legg Mason & Co., LLC

Thomas C. Mandia, Legg Mason & Co., LLC

Rosemary D. Emmens, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

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